Commitments and Contingencies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 22, 2019
Operating Leases, Rent Expense
Rent expense	$ 173,000,000	$ 166,000,000	$ 161,000,000
Loss Contingency, Estimate [Abstract]
Accrual for legal proceedings and unasserted claims	$ 0	$ 1,000,000
Percent of bid credit in each auction	25.00%
Subsequent Event
Long-term Purchase Commitment [Line Items]
Commitment to purchase assets				$ 129,000,000